13F-HR
                            FORM 13F HOLDINGS REPORT

                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549


                                    FORM 13F
                              FORM 13F COVER PAGE

Report  for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: This Amendment:
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:         Decatur Capital Management
Address:      250 E. Ponce De Leon Avenue
              Suite 325
              Decatur, GA 30030

Form 13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Degas A. Wright
Title:       Chief Executive Officer
Phone:       404 270 9838

Signature                         City     State          and Date of Signing:
Degas A. Wright                   Decatur, GA
---------------------          -----------------------     ---------------
Signature                               City     State           Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    53

Form 13F Information Table Value Total: $153,523

List of Other Included Managers:  NONE

                               13F Holdings Report
                              As of Date: 12/31/10

                                                                                            INVESTMENT
ISSUER                       TITLE OF           CUSIP         VALUE    SHARES/  SH/       DISCRETION   OTHER    VOTING AUTHORITY
NAME                         CLASS              NUMBER       (X1000)   PRN AMT  PRN   SOLE(A) SHARED MNGRS     SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Co                              COM         88579EAA3     2,572     29,800   SH                           22,000         7,800
Anadarko Petroleum Corp            COM         032479AC1     3,039     39,900   SH                           29,000        10,900
Apple Inc                          COM         037833100     3,226     10,000   SH                            7,300         2,700
Autoliv Inc                        COM         052800109     3,181     40,300   SH                           28,800        11,500
AutoZone Inc                       COM         053332102     3,347     12,280   SH                            9,000         3,280
Avery Dennison Corp                COM         053611109     3,370     79,600   SH                           58,600        21,000
Avon Products Inc                  COM         054303102     2,621     90,200   SH                           66,500        23,700
Becton Dickinson & Co              COM         075887109     3,403     40,260   SH                           29,800        10,460
Broadcom Corp Cl A                 COM         111320107     2,726     62,600   SH                           45,800        16,800
CBS Corp Cl B                      COM         124857202     3,328    174,700   SH                          128,700        46,000
Cimarex Energy Co                  COM         171798101     3,824     43,200   SH                           31,900        11,300
Cisco Systems Inc                  COM         17275R102     2,150    106,300   SH                           78,300        28,000
Citigroup Inc                      COM         172967101     2,812    594,400   SH                          437,000       157,400
Cognizant Technology
  Solutions Cl A                   COM         192446102     2,983     40,700   SH                           30,000        10,700
Colgate Palmolive Co               COM         194162103     2,266     28,200   SH                           20,800         7,400
CONSOL Energy Inc                  COM         20854P109     3,066     62,900   SH                           46,700        16,200
Deere & Co                         COM         244199105     3,388     40,800   SH                           30,300        10,500
Dollar Tree Inc                    COM         256746108     3,718     66,300   SH                           48,900        17,400
Edwards Lifesciences Corp          COM         457985208     3,169     39,200   SH                           28,900        10,300
EMC Corp MA                        COM         268648102     2,617    114,300   SH                           84,100        30,200
Fidelity Natl Information
  Services                         COM         31620M106     2,227     81,300   SH                           59,100        22,200
Fiserv Inc                         COM         337738108     2,834     48,400   SH                           35,700        12,700
Freeport-McMoran Copper
  & Gold                           COM         35671D857     3,242     27,000   SH                           20,000         7,000
General Electric Co                COM         369604103     2,698    147,500   SH                          108,700        38,800
Google Inc Cl A                    COM         38259P508     2,851      4,800   SH                            3,500         1,300
Halliburton Co                     COM         406216101     3,103     76,000   SH                           56,400        19,600
Harris Corp                        COM         413875105     2,523     55,700   SH                           41,000        14,700
Hasbro Inc                         COM         418056107     3,288     69,700   SH                           51,300        18,400
Humana Inc                         COM         444859102     3,361     61,400   SH                           44,800        16,600
Intel Corp                         COM         458140100     2,526    120,100   SH                           89,100        31,000
Kellogg Co                         COM         487836108     1,720     33,680   SH                           23,580        10,100
Kimberly Clark Corp                COM         494368103     2,635     41,800   SH                           30,900        10,900
Kraft Foods Inc Cl A               COM         50075N104     2,540     80,600   SH                           59,400        21,200
Lauder Estee Cos Inc Cl A          ADR         518439104     3,543     43,900   SH                           32,500        11,400
Life Technologies Corp             COM         53217V109     2,819     50,800   SH                           37,400        13,400
Mettler Toledo International       COM         592688105     3,070     20,300   SH                           16,500         3,800
Molex Inc                          COM         608554101     2,826    124,400   SH                           91,600        32,800
Northrop Grumman Corp              COM         666807102     3,349     51,700   SH                           38,400        13,300
Novartis AG Sp ADR                 COM         66987V109     2,758     46,800   SH                           34,500        12,300
Nucor Corp                         COM         670346105     2,581     58,900   SH                           43,400        15,500
Parker Hannifin Corp               COM         701094104     3,625     42,000   SH                           31,100        10,900
Public Storage                     REIT        74460D109     2,525     24,900   SH                           18,400         6,500
Qualcomm Inc                       COM         747525103     2,742     55,400   SH                           41,100        14,300
Siemens AG                         ADR         826197501     2,833     22,800   SH                           16,900         5,900
Smucker J M Co                     COM         832696405     2,895     44,100   SH                           32,500        11,600
Stryker Corp                       COM         863667101     2,669     49,700   SH                           36,600        13,100
Sunoco Inc                         COM         86764P109     2,971     73,700   SH                           54,400        19,300
UBS AG                             ADR         902641612     2,419    146,900   SH                          108,300        38,600
Union Pacific Corp                 COM         907818108     2,854     30,800   SH                           22,700         8,100
United Parcel Service Inc
  Cl B                             COM         911312106     2,765     38,100   SH                           28,100        10,000
UnitedHealth Group Inc             COM         91324P102     2,845     78,800   SH                           58,100        20,700
Wal Mart Stores Inc                COM         931142103     2,384     44,200   SH                           32,500        11,700
Yahoo Inc                          COM         984332106     2,696    162,100   SH                          119,400        42,700